Intangibles - Summary of Estimated Future Amortization on Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 161,945	$ 220,036
In-place Lease Intangibles
Finite-Lived Intangible Assets [Line Items]
2025	24,511
2026	20,119
2027	16,661
2028	13,373
2029	10,931
Thereafter	34,139
Intangible assets, net	119,734
Above Market Leases Intangibles
Finite-Lived Intangible Assets [Line Items]
2025	3,778
2026	3,528
2027	2,990
2028	2,432
2029	2,342
Thereafter	3,926
Intangible assets, net	18,996
Other
Finite-Lived Intangible Assets [Line Items]
2025	2,694
2026	2,694
2027	2,694
2028	2,693
2029	3,399
Thereafter	9,041
Intangible assets, net	23,215
Below Market Leases Intangibles
Below-market Lease Intangibles
2025	(6,211)
2026	(5,602)
2027	(4,716)
2028	(4,654)
2029	(3,869)
Thereafter	(22,549)
Intangible liabilities, net	$ (47,601)